Investments - Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Available for Sale Investments in Fixed Income Maturities and Short-Term Investments (Details) $ in Millions	Jun. 30, 2023 USD ($) security Security	Dec. 31, 2022 USD ($)	Dec. 31, 2022 security	Dec. 31, 2022 Security	Dec. 31, 2021 USD ($) security Security
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	$ 3,908.2	$ 3,788.6			$ 4,881.6
Gross unrealized gains	2.4	3.6			95.3
Gross unrealized losses	(321.4)	(338.6)			(34.5)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	(4.0)	(7.7)			(2.7)
Fixed income securities, available for sale amortized cost	4,231.2	4,131.3			4,823.5
0-12 months, Fair Market Value	1,175.6	2,321.4			2,014.6
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	32.5	145.4			30.9
Over 12 months, Fair Market Value	2,582.7	1,323.7			72.0
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	3,758.3	3,645.1			2,086.6
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 321.4	339.0			$ 34.5
Number of Securities | security	1,193		1,166		644
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ (288.9)	(193.6)			$ (3.6)
Total short-term investments — Available for sale
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross unrealized gains	0.0	0.0			0.0
Gross unrealized losses	0.0	(0.4)			0.0
Debt Securities, Available-for-Sale, Allowance for Credit Loss	0.0	0.0			0.0
Total fixed income securities — Available for sale
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	4,077.5	3,840.6			4,891.7
Gross unrealized gains	2.4	3.6			95.3
Gross unrealized losses	(321.4)	(339.0)			(34.5)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	(4.0)	(7.7)			(2.7)
Fixed income securities, available for sale amortized cost	4,400.5	4,183.7			4,833.6
Fixed income securities — Available for sale
Schedule of Trading Securities and Other Trading Items [Line Items]
0-12 months, Fair Market Value	1,163.8	2,269.5			2,010.2
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	32.5	145.0			30.9
Over 12 months, Fair Market Value	2,582.7	1,323.7			72.0
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	3,746.5	3,593.2			2,082.2
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 321.4	338.6			$ 34.5
Number of Securities | Security	1,188			1,165	637
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ (288.9)	(193.6)			$ (3.6)
Short-term investments
Schedule of Trading Securities and Other Trading Items [Line Items]
0-12 months, Fair Market Value	11.8	51.9			4.4
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	0.0	0.4			0.0
Over 12 months, Fair Market Value	0.0	0.0			0.0
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	11.8	51.9			4.4
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 0.0	0.4			$ 0.0
Number of Securities	5		1	1	7
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ 0.0	0.0			$ 0.0
U.S. government
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	1,013.8	953.0			1,084.3
Gross unrealized gains	0.0	0.0			24.0
Gross unrealized losses	(51.1)	(50.7)			(5.9)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	0.0	0.0			0.0
Fixed income securities, available for sale amortized cost	1,064.9	1,003.7			1,066.2
0-12 months, Fair Market Value	494.8	741.1			309.1
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	12.8	30.6			4.0
Over 12 months, Fair Market Value	519.1	203.4			29.3
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	1,013.9	944.5			338.4
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 51.1	50.7			$ 5.9
Number of Securities | security	105		118		51
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ (38.3)	(20.1)			$ (1.9)
U.S. agency
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	8.2	8.8			21.5
Gross unrealized gains	0.0	0.0			0.8
Gross unrealized losses	(0.4)	(0.4)			0.0
Debt Securities, Available-for-Sale, Allowance for Credit Loss	0.0	0.0			0.0
Fixed income securities, available for sale amortized cost	8.6	9.2			20.7
0-12 months, Fair Market Value	7.0	7.1			6.1
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	0.4	0.4			0.0
Over 12 months, Fair Market Value	1.1	1.7			0.0
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	8.1	8.8			6.1
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 0.4	0.4			$ 0.0
Number of Securities | security	4		5		5
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ 0.0	0.0			$ 0.0
Municipal
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	149.5	149.5			82.6
Gross unrealized gains	0.0	0.0			2.0
Gross unrealized losses	(8.8)	(9.4)			(0.5)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	(0.7)	(1.0)			(0.1)
Fixed income securities, available for sale amortized cost	159.0	159.9			81.2
0-12 months, Fair Market Value	90.9	133.1			29.7
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	3.7	7.1			0.5
Over 12 months, Fair Market Value	58.7	16.4			0.0
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	149.6	149.5			29.7
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 8.8	9.4			$ 0.5
Number of Securities | security	60		59		20
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ (5.1)	(2.3)			$ 0.0
Corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	1,875.9	1,845.0			2,208.3
Gross unrealized gains	2.4	3.5			47.5
Gross unrealized losses	(155.2)	(169.1)			(13.0)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	(3.2)	(6.3)			(2.3)
Fixed income securities, available for sale amortized cost	2,031.9	2,016.9			2,176.1
0-12 months, Fair Market Value	467.4	1,104.7			804.6
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	13.1	77.6			11.7
Over 12 months, Fair Market Value	1,254.7	568.2			23.6
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	1,722.1	1,672.9			828.2
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 155.2	169.1			$ 13.0
Number of Securities | security	727		701		400
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ (142.1)	(91.5)			$ (1.3)
Non-U.S. government-backed corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	110.9	110.4			136.8
Gross unrealized gains	0.0	0.0			0.2
Gross unrealized losses	(8.7)	(8.8)			(1.9)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	0.0	(0.2)			0.0
Fixed income securities, available for sale amortized cost	119.6	119.4			138.5
0-12 months, Fair Market Value	5.2	11.3			114.4
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	0.0	0.5			1.9
Over 12 months, Fair Market Value	105.7	99.0			0.0
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	110.9	110.3			114.4
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 8.7	8.8			$ 1.9
Number of Securities | security	16		16		10
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ (8.7)	(8.3)			$ 0.0
Non-U.S government
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	269.2	213.6			250.7
Gross unrealized gains	0.0	0.1			1.4
Gross unrealized losses	(12.0)	(11.5)			(1.2)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	(0.1)	(0.2)			(0.3)
Fixed income securities, available for sale amortized cost	281.3	225.2			250.8
0-12 months, Fair Market Value	80.1	63.8			181.8
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	1.2	2.9			1.2
Over 12 months, Fair Market Value	182.2	135.9			3.1
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	262.3	199.7			184.9
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 12.0	11.5			$ 1.2
Number of Securities | security	61		45		35
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ (10.8)	(8.6)			$ 0.0
Asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value					0.5
Gross unrealized gains					0.0
Gross unrealized losses					0.0
Debt Securities, Available-for-Sale, Allowance for Credit Loss					0.0
Fixed income securities, available for sale amortized cost					0.5
Non-agency commercial mortgage-backed securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	5.7	5.6			6.9
Gross unrealized gains	0.0	0.0			0.3
Gross unrealized losses	(0.9)	(1.0)			0.0
Debt Securities, Available-for-Sale, Allowance for Credit Loss	0.0	0.0			0.0
Fixed income securities, available for sale amortized cost	6.6	6.6			6.6
0-12 months, Fair Market Value	0.0	5.6
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	0.0	1.0
Over 12 months, Fair Market Value	5.6	0.0
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	5.6	5.6
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 0.9	1.0
Number of Securities | security	1		1
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ (0.9)	0.0
Agency mortgage-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	475.0	502.7			1,090.0
Gross unrealized gains	0.0	0.0			19.1
Gross unrealized losses	(84.3)	(87.7)			(12.0)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	0.0	0.0			0.0
Fixed income securities, available for sale amortized cost	559.3	590.4			1,082.9
0-12 months, Fair Market Value	18.4	202.8			564.5
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	1.3	24.9			11.6
Over 12 months, Fair Market Value	455.6	299.1			16.0
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	474.0	501.9			580.5
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 84.3	87.7			$ 12.0
Number of Securities | security	214		220		116
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ (83.0)	(62.8)			$ (0.4)
Total short-term investments — Available for sale
Schedule of Trading Securities and Other Trading Items [Line Items]
Fair market value	169.3	52.0			10.1
Fixed income securities, available for sale amortized cost	$ 169.3	$ 52.4			$ 10.1